Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Revenue Recognition
Accounts receivable-trade, net	¥ 187,968	¥ 1,355,489
Contract liabilities:
Current	21,004	53,485
Long-term	22,292	36,913
Total	43,296	90,398
Prepaid card liability	¥ 374,102	¥ 409,710